UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

/s/ Bryant J. Regan     Austin, Texas     August 16, 2010
--------------------   ---------------   -----------------
    [Signature]          [City/State]         [Date]

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $39,938 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN SOFTWARE INC          CL A             029683109      772   167052 SH       SOLE                   167052
BOLT TECHNOLOGY CORP           COM              097698104     1295   148018 SH       SOLE                   148018
CECO ENVIRONMENTAL CORP        COM              125141101      614   130689 SH       SOLE                   130689
CENTRAL GARDEN & PET CO        COM              153527106     1164   122419 SH       SOLE                   122419
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     4102   457329 SH       SOLE                   457329
CPI CORP                       COM              125902106     3766   167993 SH       SOLE                   167993
DREAMS INC                     COM              261983209     1698  1132109 SH       SOLE                  1132109
DREAMS INC PRIVATE PLACEMENT   COM              261983209      536   357143 SH       SOLE                   357143
DREAMS INC PRIVATE PLACEMENT   WARRANTS         261983209      500    71428 SH       SOLE                    71428
ENERGY SVCS OF AMERICA CORP    COM              29271Q103       41    11900 SH       SOLE                    11900
FAMOUS DAVES AMER INC          COM              307068106      139    16700 SH       SOLE                    16700
FURNITURE BRANDS INTL INC      COM              360921100     1211   231900 SH       SOLE                   231900
HORNBECK OFFSHORE SVCS INC N   COM              440543106      718    49159 SH       SOLE                    49159
INTEGRATED ELECTRICAL SVC      COM              45811E301     1419   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108      735    59000 SH       SOLE                    59000
KEY TECHNOLOGY INC             COM              493143101     1002    74190 SH       SOLE                    74190
LASERCARD CORP                 COM              51807U101        5     1192 SH       SOLE                     1192
MAIDENFORM BRANDS INC          COM              560305104     2146   105400 SH       SOLE                   105400
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1153    37300 SH       SOLE                    37300
NORTECH SYS INC                COM              656553104      663   180143 SH       SOLE                   180143
ORCHIDS PAPER PRODS CO DEL     COM              68572N104      526    40485 SH       SOLE                    40485
PRESTIGE BRANDS HLDGS INC      COM              74112D101      269    37988 SH       SOLE                    37988
ROBBINS & MYERS INC            COM              770196103     6744   310200 SH       SOLE                   310200
SANFILIPPO JOHN B & SON INC    COM              800422107     2164   149561 SH       SOLE                   149561
TECUMSEH PRODS CO              CL B             878895101      179    35500 SH       SOLE                    35500
THOMPSON CREEK METALS CO INC   COM              884768102     1897   279700 SH       SOLE                   279700
TIDEWATER INC                  COM              886423102     1375    35500 SH       SOLE                    35500
TWIN DISC INC                  COM              901476101     2929   257792 SH       SOLE                   257792
UNIVERSAL STAINLESS & ALLOY    COM              913837100      150     9400 SH       SOLE                     9400
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121       26  1303100 SH       SOLE                  1303100